Shareholder Report, Holdings (Details)	Mar. 31, 2025
Zero-Coupon U.S. Treasury Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Zero-Coupon U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000016392 [Member] | Zero-Coupon U.S. Treasury Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000016392 [Member] | Zero-Coupon U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016392 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000016392 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)